GOODWILL AND OTHER INTANGIBLE ASSETS - Summary of Future Amortization Expense (Details) $ in Millions	Dec. 31, 2020 USD ($)
Estimated Amortization Expense for Next Five Years
2021	$ 675
2022	666
2023	639
2024	616
2025	$ 567